Financial Assets Held for Trading at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2023
Financial Assets Held for Trading at Fair Value Through Profit or Loss [Abstract]
Financial Assets Held for Trading at Fair Value through Profit or Loss
8.	Financial Assets Held for Trading at Fair Value through Profit or Loss:

The item detail is as follows:

	2023	2022
	MCh$	MCh$
Financial derivative contracts	2,035,540	2,960,706
Debt Financial Instruments	3,363,624	3,433,745
Other financial instruments	409,328	257,325
Total	5,808,492	6,651,776

(a)	The Bank as of December 31, 2023 and 2022, maintains the following portfolio of derivative instruments:

	Notional amount of contract with final expiration date in
	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 year and up to 5 years		Over 5 years		Total		Fair Value	Assets
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Currency forward	—	—	3,659,459	3,709,915	2,410,522	2,877,266	2,517,954	3,331,247	355,774	523,024	13,536	45,610	—	—	8,957,245	10,487,062	212,639	566,050
Interest rate swap	—	—	847,401	1,469,421	1,859,664	1,372,813	6,593,100	5,305,882	7,157,777	5,531,197	3,743,282	3,897,824	4,709,682	4,824,660	24,910,906	22,401,797	883,689	1,324,541
Interest rate and cross currency swap	—	—	167,667	400,358	305,181	443,952	987,931	1,245,809	2,724,924	2,695,878	1,112,311	1,154,754	2,410,153	2,331,640	7,708,167	8,272,391	934,466	1,065,036
Call currency options	—	—	7,019	15,504	26,243	44,966	87,429	32,090	7,325	—	—	—	—	—	128,016	92,560	3,435	2,321
Put currency options	—	—	3,012	8,806	24,464	16,598	51,132	22,449	6,558	—	—	—	—	—	85,166	47,853	1,311	2,758
Total	—	—	4,684,558	5,604,004	4,626,074	4,755,595	10,237,546	9,937,477	10,252,358	8,750,099	4,869,129	5,098,188	7,119,835	7,156,300	41,789,500	41,301,663	2,035,540	2,960,706

b)	The detail of Debt Financial Instruments is the following:

	2023	2022
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank of Chile
Debt financial instruments from the Central Bank of Chile	2,799,442	3,014,768
Bonds and Promissory notes from the General Treasury of the Republic	227,871	44,524

Other instruments issued in Chile
Debt financial instruments from other domestic banks	336,311	374,453
Total	3,363,624	3,433,745

Under “Instruments issued by the Chilean Government and Central Bank of Chile” are maintained instruments delivered as collateral as part of the FCIC program for an approximate amount of Ch$245,620 million as of December 31, 2023.

Under “Other instruments issued in Chile” are included instruments sold under repurchase agreements to clients and financial institutions by an amount of Ch$121,586 million as of December 31, 2023 (Ch$208,330 million in December 2022). The repurchase agreements have an average maturity of 4 days at the end of the year 2023 (7 days in December 2022).

Additionally, the Bank has investments in own-issued letters of credit for an amount equivalent to Ch$1,733 million as of December 31, 2023 (Ch$2,790 million in December 2022), which are presented as a reduction of the liability item “Debt financial instruments issued”.

c)	The detail of other financial instruments is as follows:

	2023	2022
	MCh$	MCh$
Mutual fund investments
Funds managed by related companies	405,752	250,337
Funds managed by third-party	—	—

Equity instruments
Domestic equity instruments	2,058	2,357
Foreign equity instruments	485	3,261

Loans originated and acquired by the entity
Loans and advances to banks	—	—
Commercial loans	—	—
Residential mortgage loans	—	—
Consumer loans	—	—
Others	1,033	1,370
Total	409,328	257,325